ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15 - UNAUDITED	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15 - UNAUDITED
ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15 - UNAUDITED

35) ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15

The information for the year ended December 31, 2018 includes the effects of the adoption of IFRS 15. To facilitate the understanding and comparability of information, we present below the consolidated income statement for the years ended December 31, 2018, 2017 and 2016, excluding the effects of adopting IFRS 15.

	2018			2017	2016
	Income Statements		Income Statements	Income Statements	Income Statements
	(IFRS 15)	IFRS adjustments 15	(IAS 18)	(IAS 18)	(IAS 18)
Net operating revenue	43,462,740	(14,750)	43,447,990	43,206,832	42,508,459
Cost of sales	(21,025,767)	—	(21,025,767)	(20,272,530)	(20,823,014)
Gross profit	22,436,973	(14,750)	22,422,223	22,934,302	21,685,445

Operating income (expenses)	(12,980,789)	(71,234)	(13,052,023)	(16,302,065)	(15,317,426)
Selling expenses	(12,832,741)	(71,234)	(12,903,975)	(13,136,474)	(12,455,366)
General and administrative expenses	(2,598,970)	—	(2,598,970)	(2,443,105)	(2,793,386)
Other operating income	4,077,003	—	4,077,003	464,182	968,479
Other operating expenses	(1,626,081)	—	(1,626,081)	(1,186,668)	(1,037,153)
Operating income	9,456,184	(85,984)	9,370,200	6,632,237	6,368,019

Financial income	4,112,640	—	4,112,640	1,755,958	2,781,359
Financial expenses	(2,285,487)	—	(2,285,487)	(2,659,002)	(4,015,900)
Equity pickup	(5,847)	—	(5,847)	1,580	1,244
Income before taxes	11,277,490	(85,984)	11,191,506	5,730,773	5,134,722
Income and social contribution taxes	(2,349,232)	29,234	(2,319,998)	(1,121,983)	(1,049,480)

Net income for the year	8,928,258	(56,750)	8,871,508	4,608,790	4,085,242